PROPERTY, PLANT, & EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment, net of accumulated depreciation, of the Company consists of the following as of the period end dates set forth below (in US$ thousands):

	Estimated Useful Lives (in years)	December 31, 2023	December 31, 2022
Buildings and leasehold improvements	5 to 25	$57,002	$52,442
Drilling rigs, plant and equipment	1 to 15	749,492	677,263
Office equipment (furniture and fixtures) and tools	3 to 10	16,763	15,937
Vehicles and cranes	5 to 10	14,446	15,756
Less: Accumulated depreciation		(420,812)	(323,325)
Land		11,664	11,664
Capital work in progress		14,111	11,324
Total		$442,666	$461,061